Related Party Transactions - Summary of Balances with Related Parties (Details) - CNY (¥) ¥ in Millions	Jun. 30, 2026	Dec. 31, 2025
Tencent Group [Member]
Disclosure Of Balances With Related Parties [Line Items]
Accounts Receivable	¥ 2,222	¥ 2,249
Prepayments, Deposits and Other Assets	48	78
Accounts Payable	476	595
Other Payables and Accruals	104	90
The Company's Associates and Associates of Tencent Group [Member]
Disclosure Of Balances With Related Parties [Line Items]
Accounts Receivable	68	60
Prepayments, Deposits and Other Assets	485	981
Accounts Payable	204	232
Other Payables and Accruals	¥ 187	¥ 26